Equity-settled share-based payments - Additional Information (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 GBP (£) AmericanDepositaryShares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) $ / shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) AmericanDepositaryShares shares £ / shares	Dec. 31, 2020 GBP (£) AmericanDepositaryShares shares £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life	8 years 2 months 12 days							8 years 3 months 18 days	7 years 4 months 24 days
Weighted average share price | £ / shares					£ 318.31			£ 575.39	£ 435.19
Options granted			5,821,131	1,940,377				2,259,153	3,178,216
Share-based payments charge		£ 10,252						£ 8,632	£ 4,395
Volatility							56.00%	74.00%	74.00%
Estimated employer tax obligation	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 600	£ 500
American Depositary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares						£ 10.97
Options granted			1,940,377	5,821,131				2,259,153	3,178,216